Schedule of Investments(a)
March 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.50%
Advertising–0.52%
Lamar Media Corp.,
4.00%, 02/15/2030	$15,000	$14,301
3.63%, 01/15/2031	770,000	708,180
		722,481
Airlines–1.50%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	2,092,000	2,110,629
Alternative Carriers–0.47%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	678,000	652,545
Apparel Retail–0.77%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,212,000	1,082,286
Apparel, Accessories & Luxury Goods–1.77%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	1,160,000	1,062,717
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	748,000	747,136
5.88%, 03/15/2030(b)	331,000	326,919
4.50%, 12/15/2034	407,000	347,773
		2,484,545
Application Software–0.97%
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	1,349,000	1,360,804
Auto Parts & Equipment–2.10%
Clarios Global L.P., 6.75%, 05/15/2025(b)	148,000	153,443
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	932,000	968,208
Dana, Inc.,
5.38%, 11/15/2027	122,000	121,399
5.63%, 06/15/2028	614,000	621,206
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	1,103,000	1,085,065
		2,949,321
Automobile Manufacturers–3.97%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	849,000	836,766
3.75%, 01/30/2031(b)	1,152,000	1,046,765
Ford Motor Co., 4.75%, 01/15/2043	315,000	286,667
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	208,329
3.38%, 11/13/2025	251,000	245,611
4.39%, 01/08/2026	282,000	281,635
5.11%, 05/03/2029	884,000	890,807
4.00%, 11/13/2030	861,000	812,172
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	941,000	957,858
		5,566,610
	Principal Amount	Value
Automotive Retail–4.18%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	$205,000	$197,353
4.63%, 11/15/2029(b)	985,000	918,493
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,573,000	1,466,634
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	1,576,000	1,490,455
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	1,135,000	1,074,538
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	804,000	724,609
		5,872,082
Broadcasting–0.49%
Gray Television, Inc., 7.00%, 05/15/2027(b)	663,000	687,256
Cable & Satellite–8.07%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	534,000	535,495
5.00%, 02/01/2028(b)	922,000	914,080
4.75%, 03/01/2030(b)	531,000	510,819
4.50%, 08/15/2030(b)	1,333,000	1,253,017
4.25%, 01/15/2034(b)	351,000	305,370
CSC Holdings LLC,
6.50%, 02/01/2029(b)	1,195,000	1,206,795
5.75%, 01/15/2030(b)	503,000	448,538
4.50%, 11/15/2031(b)	391,000	350,999
5.00%, 11/15/2031(b)	200,000	167,940
DISH DBS Corp., 7.38%, 07/01/2028	302,000	286,485
DISH Network Corp., Conv., 3.38%, 08/15/2026	1,216,000	1,096,832
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	1,083,000	1,036,972
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	1,227,000	1,161,727
4.00%, 07/15/2028(b)	615,000	585,083
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	309,000	292,283
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	425,000	422,495
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	793,000	742,664
		11,317,594
Casinos & Gaming–2.56%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(c)	51,959	51,180
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	773,000	733,248
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	785,000	725,254
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	707,000	703,437

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Scientific Games International, Inc.,
8.25%, 03/15/2026(b)	$322,000	$335,282
7.25%, 11/15/2029(b)	341,000	357,929
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	720,000	678,888
		3,585,218
Construction & Engineering–1.05%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	765,000	731,524
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	759,000	744,651
		1,476,175
Consumer Finance–1.72%
FirstCash, Inc., 5.63%, 01/01/2030(b)	1,062,000	1,021,633
OneMain Finance Corp.,
7.13%, 03/15/2026	381,000	407,678
3.88%, 09/15/2028	417,000	377,644
5.38%, 11/15/2029	620,000	603,421
		2,410,376
Copper–0.97%
First Quantum Minerals Ltd. (Zambia), 6.88%, 10/15/2027(b)	1,304,000	1,367,309
Data Processing & Outsourced Services–0.53%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	788,000	743,009
Diversified Metals & Mining–0.49%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	672,000	693,181
Diversified REITs–1.29%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	268,000	272,351
iStar, Inc.,
4.75%, 10/01/2024	1,243,000	1,255,256
5.50%, 02/15/2026	281,000	284,875
		1,812,482
Electric Utilities–1.04%
Talen Energy Supply LLC,
10.50%, 01/15/2026(b)	1,064,000	266,000
7.63%, 06/01/2028(b)	559,000	518,836
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	259,000	259,077
5.00%, 07/31/2027(b)	422,000	415,879
		1,459,792
Electrical Components & Equipment–1.35%
EnerSys,
5.00%, 04/30/2023(b)	679,000	683,542
4.38%, 12/15/2027(b)	350,000	335,844
Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	546,000	563,041
4.00%, 04/15/2029(b)	329,000	313,771
		1,896,198
	Principal Amount	Value
Electronic Components–0.20%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	$115,000	$110,222
3.75%, 02/15/2031(b)	185,000	171,412
		281,634
Environmental & Facilities Services–0.62%
Covanta Holding Corp.,
4.88%, 12/01/2029(b)	459,000	438,781
5.00%, 09/01/2030	450,000	427,354
		866,135
Food Distributors–1.32%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	1,173,000	1,129,282
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	705,000	723,457
		1,852,739
Food Retail–0.20%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	274,000	283,239
Health Care Facilities–2.05%
Encompass Health Corp., 4.50%, 02/01/2028	749,000	735,406
HCA, Inc.,
5.38%, 02/01/2025	506,000	527,123
5.88%, 02/15/2026	290,000	308,760
5.88%, 02/01/2029	205,000	224,438
3.50%, 09/01/2030	395,000	382,294
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	686,000	692,833
		2,870,854
Health Care REITs–1.53%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	786,000	741,992
Diversified Healthcare Trust,
4.75%, 05/01/2024	385,000	369,602
9.75%, 06/15/2025	71,000	74,813
4.38%, 03/01/2031	1,126,000	966,395
		2,152,802
Health Care Services–2.14%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	673,000	701,660
6.13%, 04/01/2030(b)	803,000	748,773
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	86,000	85,487
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	753,000	758,870
Select Medical Corp., 6.25%, 08/15/2026(b)	687,000	711,986
		3,006,776
Homebuilding–0.75%
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	1,018,000	1,047,303
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Hotel & Resort REITs–0.51%
Service Properties Trust,
4.50%, 03/15/2025	$466,000	$437,432
4.95%, 10/01/2029	319,000	278,139
		715,571
Hotels, Resorts & Cruise Lines–0.46%
Carnival Corp., 10.50%, 02/01/2026(b)	584,000	650,345
Household Products–0.85%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	1,336,000	1,195,012
Independent Power Producers & Energy Traders–1.28%
Calpine Corp., 3.75%, 03/01/2031(b)	785,000	704,047
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	715,000	719,322
Vistra Corp., 7.00%(b)(d)(e)	375,000	365,739
		1,789,108
Industrial Machinery–2.18%
EnPro Industries, Inc., 5.75%, 10/15/2026	563,000	577,058
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	1,109,000	1,051,914
Ritchie Bros. Holdings, Inc. (Canada), 4.75%, 12/15/2031(b)	751,000	733,442
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	747,000	697,511
		3,059,925
Insurance Brokers–0.25%
Ryan Specialty Group LLC, 4.38%, 02/01/2030(b)	377,000	356,736
Integrated Oil & Gas–1.95%
Occidental Petroleum Corp.,
3.20%, 08/15/2026	246,000	242,090
8.50%, 07/15/2027	216,000	255,926
6.13%, 01/01/2031	1,092,000	1,230,198
6.20%, 03/15/2040	328,000	364,759
4.10%, 02/15/2047	691,000	640,557
		2,733,530
Integrated Telecommunication Services–2.62%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	355,000	366,427
5.13%, 07/15/2029(b)	401,000	359,938
5.50%, 10/15/2029(b)	485,000	435,840
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	400,000	401,604
7.00%, 10/15/2028(b)	1,056,000	1,059,300
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	1,191,000	1,057,001
		3,680,110
Interactive Home Entertainment–1.29%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	717,000	696,329
Sea Ltd. (Taiwan), Conv., 0.25%, 09/15/2026	432,000	346,939
	Principal Amount	Value
Interactive Home Entertainment–(continued)
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	$821,000	$773,444
		1,816,712
Interactive Media & Services–1.50%
Audacy Capital Corp., 6.75%, 03/31/2029(b)	723,000	676,446
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	741,000	719,126
Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	741,000	710,530
		2,106,102
Investment Banking & Brokerage–0.68%
NFP Corp.,
4.88%, 08/15/2028(b)	298,000	285,161
6.88%, 08/15/2028(b)	705,000	674,170
		959,331
IT Consulting & Other Services–0.51%
Gartner, Inc.,
4.50%, 07/01/2028(b)	360,000	359,064
3.63%, 06/15/2029(b)	374,000	351,145
		710,209
Managed Health Care–0.98%
Centene Corp.,
4.25%, 12/15/2027	316,000	317,510
4.63%, 12/15/2029	438,000	442,310
3.00%, 10/15/2030	662,000	609,047
		1,368,867
Metal & Glass Containers–0.26%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	394,000	358,380
Oil & Gas Drilling–4.40%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	774,000	760,130
Nabors Industries Ltd.,
7.25%, 01/15/2026(b)	400,000	400,668
7.50%, 01/15/2028(b)	421,000	411,338
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	738,000	767,845
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	977,000	962,291
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(b)	169,000	172,576
6.88%, 01/15/2029(b)	585,000	594,486
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	300,000	291,195
4.80%, 05/15/2030(b)	250,000	237,334
6.88%, 04/15/2040(b)	177,000	175,316
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(c)	404,000	419,113
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)	948,000	983,465
		6,175,757
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–1.23%
Bristow Group, Inc., 6.88%, 03/01/2028(b)	$1,035,000	$1,049,330
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	676,000	679,640
		1,728,970
Oil & Gas Exploration & Production–7.21%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,974,000	2,051,805
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	106,000	111,465
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	643,000	690,457
Callon Petroleum Co.,
6.13%, 10/01/2024	802,000	799,109
9.00%, 04/01/2025(b)	39,000	41,397
8.00%, 08/01/2028(b)	1,548,000	1,634,510
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	703,000	697,741
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	952,000	922,850
8.00%, 01/15/2027	627,000	645,697
7.75%, 02/01/2028	219,000	220,489
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	390,000	406,930
SM Energy Co.,
6.75%, 09/15/2026	1,012,000	1,041,996
6.63%, 01/15/2027	503,000	516,244
6.50%, 07/15/2028	325,000	335,783
		10,116,473
Oil & Gas Storage & Transportation–2.36%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	1,318,000	1,408,612
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	681,000	712,391
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	550,000	480,516
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	726,000	703,839
		3,305,358
Other Diversified Financial Services–1.37%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	915,000	868,157
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	1,070,000	1,056,090
		1,924,247
Packaged Foods & Meats–0.23%
Kraft Heinz Foods Co. (The), 4.38%, 06/01/2046	323,000	320,219
Paper Packaging–0.51%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	700,000	708,750
	Principal Amount	Value
Paper Products–0.67%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	$995,000	$941,469
Pharmaceuticals–0.80%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	334,000	342,427
Bausch Health Cos., Inc., 9.00%, 12/15/2025(b)	307,000	318,390
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	497,000	464,605
		1,125,422
Research & Consulting Services–0.50%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	751,000	706,762
Restaurants–1.57%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	791,000	714,582
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	1,624,000	1,492,391
		2,206,973
Retail REITs–0.53%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	726,000	746,586
Specialized Consumer Services–1.71%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,525,000	1,423,260
Terminix Co. LLC (The), 7.45%, 08/15/2027	861,000	978,884
		2,402,144
Specialized REITs–1.08%
SBA Communications Corp., 3.88%, 02/15/2027	1,553,000	1,516,831
Specialty Chemicals–1.05%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	338,000	344,020
6.99%, 02/20/2032(b)	446,000	437,651
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	702,000	695,752
		1,477,423
Specialty Stores–0.44%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	253,000	261,072
6.75%, 07/01/2036	354,000	361,238
		622,310
Steel–0.53%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	784,000	740,096
Systems Software–1.22%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,751,000	1,705,815
Textiles–0.75%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	1,161,000	1,048,012
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Trading Companies & Distributors–0.48%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	$735,000	$669,210
Wireless Telecommunication Services–0.92%
T-Mobile USA, Inc., 3.38%, 04/15/2029	239,000	227,648
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	1,165,000	1,060,406
		1,288,054
Total U.S. Dollar Denominated Bonds & Notes (Cost $130,182,653)		125,588,194
Variable Rate Senior Loan Interests–6.13%(f)(g)
Environmental & Facilities Services–0.12%
Covanta Holding Corp.,
Term Loan B, 3.00% (1 mo. USD LIBOR +2.50), 11/17/2028	154,030	153,549
Term Loan C, 3.00% (1 mo. USD LIBOR +2.50), 11/17/2028	11,538	11,502
		165,051
Health Care Services–1.01%
Global Medical Response, Inc., Term Loan, 5.25% (1 mo. USD LIBOR + 4.25%), 10/02/2025	708,840	705,186
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	708,794	704,456
		1,409,642
Hotels, Resorts & Cruise Lines–0.51%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.46% (1 mo. USD LIBOR + 2.00%), 11/30/2023	722,396	721,153
Metal & Glass Containers–0.50%
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.21% (3 mo. USD LIBOR + 3.00%), 06/29/2025	708,051	707,609
Paper Products–1.01%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 04/20/2028	1,433,007	1,417,487
Pharmaceuticals–1.02%
Bausch Health Americas, Inc., First Lien Incremental Term Loan, 3.21% (1 mo. USD LIBOR + 2.75%), 11/27/2025	755,780	750,112
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 5.75% (3 mo. USD LIBOR + 5.00%), 03/27/2028	722,700	678,962
		1,429,074
	Principal Amount		Value
Restaurants–1.08%
IRB Holding Corp., Term Loan, 3.75% (SOFR + 3.00%), 12/15/2027		$1,522,232	$1,515,572
Specialty Stores–0.88%
PetSmart LLC, Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%), 02/11/2028		1,236,121	1,233,804
Total Variable Rate Senior Loan Interests (Cost $8,653,944)			8,599,392
Non-U.S. Dollar Denominated Bonds & Notes–0.33%(h)
Casinos & Gaming–0.21%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(c)	EUR	253,000	298,058
Other Diversified Financial Services–0.04%
Codere New Holdco S.A. (Spain), 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(b)(c)	EUR	56,327	54,400
Textiles–0.08%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	106,062
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $477,969)			458,520
	Shares
Common Stocks & Other Equity Interests–0.02%
Oil & Gas Drilling–0.02%
Valaris Ltd.(i)		632	32,845
Other Diversified Financial Services–0.00%
Codere New Topco S.A. (Spain)(j)		2,099	0
Total Common Stocks & Other Equity Interests (Cost $7,196)			32,845
Money Market Funds–1.78%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(k)(l)		860,411	860,411
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(k)(l)		660,253	660,055
Invesco Treasury Portfolio, Institutional Class, 0.16%(k)(l)		983,327	983,327
Total Money Market Funds (Cost $2,503,784)			2,503,793
TOTAL INVESTMENTS IN SECURITIES–97.76% (Cost $141,825,546)			137,182,744
OTHER ASSETS LESS LIABILITIES—2.24%			3,141,247
NET ASSETS–100.00%			$140,323,991
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $94,963,957, which represented 67.67% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(g)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Non-income producing security.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,478,960	$4,403,115	$(5,021,664)	$-	$-	$860,411	$31
Invesco Liquid Assets Portfolio, Institutional Class	1,125,866	3,145,082	(3,610,767)	(60)	(66)	660,055	75
Invesco Treasury Portfolio, Institutional Class	1,690,240	5,032,132	(5,739,045)	-	-	983,327	71
Total	$4,295,066	$12,580,329	$(14,371,476)	$(60)	$(66)	$2,503,793	$177

(l)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
05/17/2022	Citibank, N.A.	EUR	949,000	USD	1,091,063	$39,741
05/17/2022	Goldman Sachs International	GBP	404,000	USD	549,707	19,116
Total Forward Foreign Currency Contracts						$58,857

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$125,588,194	$—	$125,588,194
Variable Rate Senior Loan Interests	—	8,599,392	—	8,599,392
Non-U.S. Dollar Denominated Bonds & Notes	—	458,520	—	458,520
Common Stocks & Other Equity Interests	32,845	—	0	32,845
Money Market Funds	2,503,793	—	—	2,503,793
Total Investments in Securities	2,536,638	134,646,106	0	137,182,744
Other Investments - Assets*
Forward Foreign Currency Contracts	—	58,857	—	58,857
Total Investments	$2,536,638	$134,704,963	$0	$137,241,601

*	Unrealized appreciation.
Invesco V.I. High Yield Fund